SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	$ 717	$ 2,570
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	717	2,570
Foreign currencies derivatives liabilities	(921)	(536)
Total	(204)	2,034
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Foreign currencies derivatives liabilities
Total
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets	717	2,570
Foreign currencies derivatives liabilities	(921)	(536)
Total	(204)	2,034
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currencies derivatives assets
Foreign currencies derivatives liabilities
Total